Investment Strategy - Defiance Retail Kings ETF	Dec. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities, including American depositary receipts (“ADRs”), of “Retail Kings.” The Fund defines Retail Kings as U.S.-listed companies identified by the retail investor sentiment Model (defined below) that achieve high scores according to the Momentum Scoring System (defined below) based on bullish momentum factors. The Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), believes that retail investors’ online activity and digital sentiment serve as leading indicators of bullish stock momentum. The Fund invests primarily in common stocks of U.S.-listed companies.
Although the Fund may invest in companies that are classified as “retailers” if they meet certain investment criteria described below, the Fund does not invest primarily in retailers as part of its principal investment strategy.
To select investments for the Fund’s portfolio, the Adviser first utilizes an exclusive, proprietary, retail investor sentiment model (the “Model”) developed by Futurum Equities, the Fund’s sponsor (the “Sponsor”). The Model seeks to identify the equity securities of companies emerging as favorites or trending leaders in online retail investor communities, platforms and forums focused on investing in the stock market. These stocks and their issuers exhibit elevated retail investor sentiment as measured by digital sentiment analysis as well as online engagement trends and social activity. In addition, the Model evaluates retail investors’ perception of such stocks, the brand quality of companies, and insider participation with respect to trading activity. The Model further evaluates companies for: 1) future vendor relevance, 2) fundamental resilience, and 3) competitive moat and intellectual property advantage, as defined below. The Model identifies the top 100 companies (the “Eligible Universe”) from a starting universe of all U.S.-listed companies with a minimum market capitalization of $200 million (i.e., the Model can select large-, mid-, and small-capitalization companies).
•Future Vendor Relevance – The Model evaluates companies for their potential to serve as critical vendors within long-term secular growth themes. The Model seeks to identify businesses positioned to benefit from emerging technological and structural trends.
•Fundamental Resilience –The Model screens companies for financial durability, including revenue growth, margin profile, and balance sheet strength, with a focus on their ability to compound value across varying market cycles.
•Competitive Moat and Intellectual Property Advantage – The Model selects companies with a demonstrated competitive moat, including proprietary intellectual property, differentiated platform dynamics, or ecosystem advantages that suggest potential for sustained market leadership. Within the Model, “competitive moat” means the defensibility and persistence of retail investor interest in a company, as compared to interest in other companies, making such company more likely to sustain prominence as a retail investor favorite over time.
The Sponsor is not affiliated with ETF Series Solutions, the Adviser, or the Fund’s sub-adviser.
The Adviser next applies a momentum overlay to rank companies in the Eligible Universe using the Adviser’s proprietary momentum scoring system (the “Momentum Scoring System”). The Momentum Scoring System assigns each security in the Eligible Universe a composite score derived from multiple quantitative factors, including:
•Price Trend Persistence: Measures sustained upward price movement across multiple timeframes (e.g., 3-, 6-, and 12-month trailing returns).
•Relative Strength Ranking: Compares each security’s performance against the broader universe and relevant sector benchmarks.
•Volatility-Adjusted Returns: Incorporates Sharpe-like measures to prioritize securities with strong risk-adjusted momentum.
•Breadth and Confirmation Metrics: Evaluates participation across trading volume, moving averages, and breakout thresholds to confirm trend durability.
The Adviser selects the top 30-50 Eligible Universe securities, as ranked by the Momentum Scoring System, for inclusion in the Fund’s portfolio at each rebalance. This systematic process is designed to capture leadership within innovation-driven sectors, such as, currently, the financials, industrials, and information technology sectors, providing increased exposure to companies that demonstrate accelerating price performance and improving investor sentiment.
The Adviser rebalances the Fund’s portfolio at least quarterly and may sell a security for the Fund when, in its opinion, one or more of the following occurs, among other reasons: 1) the Model identifies a more attractive security, 2) there are significant changes to a security’s fundamental factors, and 3) the risk profile of a particular security has changed. The Fund may engage in frequent and active trading as a result of its strategy. The Fund may also engage in securities lending as part of the Fund’s principal investment strategy. The Fund is non-diversified.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Retail Kings companies.
The Fund’s portfolio holdings will generally be equally weighted upon the Adviser’s rebalance of the Fund’s portfolio. At its inception, the Fund may have significant exposure to the information technology sector as well as the aerospace & defense industry and the semiconductor & semiconductor equipment industry; however, this may change from time to time.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Retail Kings companies.